Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [Line Items]
Other accounts receivable, net	₩ 144,480	₩ 474,048
Related parties [member]
Disclosure of financial assets [Line Items]
Other accounts receivable, net	₩ 21,189	₩ 19,431